SUPPLEMENT TO THE PROSPECTUSES
OF
ALLSPRING MUNICIPAL FIXED INCOME FUNDS
For the Allspring Intermediate Tax/AMT-Free Fund (the “Fund”)

Effective immediately, as outlined below for each class of the Fund, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Class A & Class C

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.37%	0.37%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	0.81%	1.56%
Fee Waivers	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.67%	1.42%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current feesand expenses.
2.	The Manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.67% for Class A and 1.42% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$366	$245	$145
3 Years	$523	$465	$465
5 Years	$709	$823	$823
10 Years	$1,246	$1,832	$1,832

Class R6

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.30%
1.	The Manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.30% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:

1 Year	$31
3 Years	$111
5 Years	$214
10 Years	$516

Administrator Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.60%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:

1 Year	$61
3 Years	$209
5 Years	$387
10 Years	$901

Institutional Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.48%
Fee Waivers	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.35%
1.	The Manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:

1 Year	$36
3 Years	$127
5 Years	$242
10 Years	$578

April 17, 2023	SUP3322 04-23